Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	PIPE [Member]	Additional Equity Offering [Member]	Reverse Capitalization [Member]	Preference Shares [member]	Preference Shares [member] Reverse Capitalization [Member]	Common shares [member] Common Class B [Member]	Common shares [member] Common Stock Other Than B Shares [Member]	Common shares [member] Common Stock Other Than B Shares [Member] PIPE [Member]	Common shares [member] Common Stock Other Than B Shares [Member] Additional Equity Offering [Member]	Common shares [member] Common Stock Other Than B Shares [Member] Reverse Recapitalization [Member]	Common shares [member] Common Stock Other Than B Shares [Member] Reverse Capitalization [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] PIPE [Member]	Additional Paid-in Capital [Member] Additional Equity Offering [Member]	Additional Paid-in Capital [Member] Reverse Recapitalization [Member]	Additional Paid-in Capital [Member] Reverse Capitalization [Member]	Treasury Stock [member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Reverse Capitalization [Member]	Accumulated Other Comprehensive Income (Loss) [member]	Accumulated Other Comprehensive Income (Loss) [member] Reverse Capitalization [Member]
Beginning Balance, Temporary Equity at Dec. 31, 2020					$ 350,675	$ 350,675
Beginning Balance, Temporary Equity (Shares) at Dec. 31, 2020					218,561,319	218,561,319
Beginning Balance, Permanent Equity at Dec. 31, 2020	$ (139,427)			$ (139,427)				$ 24			$ 676	$ 700	$ 2,393			$ (676)	$ 1,717		$ (153,237)	$ (153,237)	$ 11,393	$ 11,393
Beginning Balance, Permanent Equity (Shares) at Dec. 31, 2020								1,873,423			68,166,819	70,040,242
Net loss	(592,753)																		(592,753)
Preferred share accretion, Temporary Equity					$ 11,327
Preferred share accretion, Permanent Equity	(11,327)																		(11,327)
Merger recapitalization	49,938				$ (362,002)			$ 96					49,842
Merger recapitalization (Shares)					(218,561,319)			9,547,104
Merger and PIPE financing, net of equity issuance costs of $38,215		$ 481,857							$ 675					$ 481,182
Merger and PIPE financing, net of equity issuance costs of $38,215 (Shares)									67,498,704
Issuance of common stock in connection with additional equity offering, net of equity issuance costs	237,707		$ 17,067					$ 130		$ 9			237,577		$ 17,058
Issuance of common stock in connection with additional equity offering, net of equity issuance costs (Shares)								13,000,000		928,447
Stock-based compensation	466,306												466,306
Vesting of restricted shares	1,467							$ 227					1,240
Vesting of restricted shares (Shares)								22,650,546
Issuance of common stock in connection with business combinations	110,491							$ 61					110,430
Issuance of common stock in connection with business combinations (Shares)								6,106,232
Issuance of shares	2						$ 2
Issuance of shares (Shares)							18,500,000
Issuance of common shares in connection with warrant redemptions	96,416							$ 38					96,378
Issuance of common shares in connection with warrant redemptions (Shares)								3,814,350
Foreign currency translation adjustment	(11,566)																				(11,566)
Ending Balance, Permanent Equity at Dec. 31, 2021	706,178						$ 2	$ 1,936					1,461,730						(757,317)		(173)
Ending Balance, Permanent Equity (Shares) at Dec. 31, 2021							18,500,000	193,585,625
Net loss	(181,636)																		(181,636)
Stock-based compensation	89,817												89,817
Vesting of shares								$ 56					(56)
Vesting of shares (Shares)								5,566,393
Issuance of common stock in connection with business combinations	17,452							$ 27					17,425
Issuance of common stock in connection with business combinations (Shares)								2,701,576
Issuance of common shares in connection with warrant redemptions	1												1
Issuance of common shares in connection with warrant redemptions (Shares)								101
Foreign currency translation adjustment	(54,996)																				(54,996)
Ending Balance, Permanent Equity at Dec. 31, 2022	576,816						$ 2	$ 2,019					1,568,917						(938,953)		(55,169)
Ending Balance, Permanent Equity (Shares) at Dec. 31, 2022							18,500,000	201,853,695
Net loss	(85,534)																		(85,534)
Stock-based compensation	35,168												35,168
Vesting of shares								$ 16					(16)
Vesting of shares (Shares)								1,639,196
Issuance of common stock in connection with business combinations	10,157							$ 21					10,136
Issuance of common stock in connection with business combinations (Shares)								2,063,697
Issuance of common shares in connection with warrant redemptions	14,300							$ 76					31,877					$ (17,653)
Issuance of common shares in connection with warrant redemptions (Shares)								7,668,280										(4,105,948)
Foreign currency translation adjustment	22,112																				22,112
Ending Balance, Permanent Equity at Dec. 31, 2023	$ 573,019						$ 2	$ 2,132					$ 1,646,082					$ (17,653)	$ (1,024,487)		$ (33,057)
Ending Balance, Permanent Equity (Shares) at Dec. 31, 2023							18,500,000	213,224,868										(4,105,948)